787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

July 29, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AB Multi-Manager Alternative Fund

Securities Act File No. 333-239314

Investment Company Act File No. 811-22671

Ladies and Gentlemen:

On behalf of AB Multi-Manager Alternative Fund (the “Fund”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we hereby file via EDGAR transmission Pre-Effective Amendment No. 1 (the “Amendment”) to the Fund’s Registration Statement on Form N-2 (the “Registration Statement”).

The Amendment is being filed to incorporate comments received from the staff of the Securities and Exchange Commission with respect to the Registration Statement, to update certain information in the Registration Statement and to attach certain exhibits.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8147 or P. Jay Spinola at (212) 728-8970.

Very truly yours,

/s/ Michael A. DeNiro
Michael A. DeNiro

Enclosures

cc:	Eric Freed, Esq., AllianceBernstein L.P.

P. Jay Spinola, Esq., Willkie Farr & Gallagher LLP

Neesa P. Sood, Esq., Willkie Farr & Gallagher LLP

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